Net interest income (Tables)	12 Months Ended
Dec. 31, 2024
Interest Income Expense Net Disclosure [Abstract]
Summary of Net interest income
Net interest income for the years ended December 31, 2022, 2023 and 2024 are as follows:

	2022		2023	2024
Interest income:
Cash and due from banks at amortized cost	~~W~~	281,575	590,831	780,046
Deposits at FVTPL		1,329	—	133
Securities at FVTPL		924,346	1,396,409	1,693,064
Securities at FVOCI		1,846,888	2,357,108	2,744,083
Securities at amortized cost		691,798	1,062,110	1,101,721
Loans at amortized cost		16,064,617	21,676,818	22,410,903
Loans at FVTPL		69,146	120,815	100,122
Insurance finance interest income		119,801	240,534	219,409
Others		92,825	134,586	159,857

		20,092,325	27,579,211	29,209,338

Interest expense:
Deposits		(4,642,670)	(9,790,811)	(10,220,774)
Financial liabilities designated at FVTPL		(1,296)	(9,804)	(13,292)
Borrowings		(938,641)	(1,895,913)	(1,862,406)
Debt securities issued		(1,901,458)	(2,735,421)	(3,408,678)
Insurance finance interest expense		(1,792,702)	(1,945,318)	(1,901,536)
Others		(218,705)	(384,022)	(400,350)

		(9,495,472)	(16,761,289)	(17,807,036)

Net interest income	~~W~~	10,596,853	10,817,922	11,402,302